DRINKER BIDDLE & REATH LLP

One Logan Square

Suite 2000

Philadelphia, PA  19103-6996

(215) 988-2700

Fax (215) 988-2757

April 3, 2013

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

RE:

Copeland Trust

File Nos. (333-169806 and 811-22483)

Ladies and Gentlemen:

On behalf of Copeland Trust (the "Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), I hereby certify that Registrant’s Copeland Risk Managed Dividend Growth Fund Prospectus and Copeland Risk Managed Dividend Growth Fund Statement of Additional Information each dated March 30, 2013 do not differ from those contained in the Registrant's Post-Effective Amendment No. 13, which was filed electronically on March 28, 2013.

Questions and comments concerning this letter may be directed to the undersigned at (215) 988-2699.

/s/ Nancy P. O’Hara

Nancy P. O’Hara, Esquire